POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2019
POST BALANCE SHEET EVENTS
POST BALANCE SHEET EVENTS

24 Post balance sheet events

On 23 January 2020 the Group completed the acquisition of 100% of the share capital of Tusker Medical, Inc., a developer of an innovative in-office solution for tympanostomy (ear tubes) called Tula. The acquisition supports the Group’s strategy to invest in innovative technologies that address unmet clinical needs.

This acquisition will be treated as a business combination under IFRS 3. The maximum consideration, all payable in cash, is $140m and the provisional fair value consideration is $139m and includes $6m of deferred and $35m of contingent consideration. The provisional value of acquired net assets is immaterial and is not expected to have material fair value adjustments. The remaining consideration will be allocated between identifiable intangible assets including technology and goodwill, with the majority expected to be goodwill representing the control premium, the acquired workforce and the synergies expected from integrating Tusker Medical, Inc. into the Group’s existing business, and is not expected to be deductible for tax purposes.